LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

October 1, 1999

Dear Shareholder:

The past year has seen some major shifts in the global economy. The U.S. has continued to be the engine of global growth; however, whereas last fall saw most of the world's economies stumbling heavily, this fall has been a period of reignited growth. Japan has shown the greatest strength as its equity market has been among the top performers for most of the year, due to a renewal of investor confidence. The emerging markets, crippled by currency crises and ensuing asset crises, have made substantial progress in recovery (though, of course, some are still limping). And Europe, stalled for most of the year, has shown improvement in many of the major economies. All this with subdued global inflation. During the one-year period ended August 31, 1999, the J.P. Morgan Institutional Tax Exempt Money Market Fund returned 3.06%, while its benchmark, the IBC Money Fund Report National Tax Free Institutional Fund Average, posted a return of 2.88%. The fund's average 7-day current yield of 3.01% translates to a tax equivalent yield of 4.98%, assuming a 39.6% federal income tax rate.

The fund maintained a stable $1.00 net asset value over the period. On August 31, 1999, the net assets of the fund were approximately $417 million, while the net assets of the master portfolio, in which the fund invests, were approximately $2.1 billion. Dividends of approximately $0.03 were paid from ordinary income, all of which is exempt from federal income taxes.

This report includes a question and answer session with Dick Oswald, the portfolio manager primarily responsible for the master portfolio. In this interview, Dick talks about the events of the previous 12 months that had the greatest effect on the portfolio and discusses how our investment strategy was used to protect assets in a difficult environment.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . . .    1    GLOSSARY OF TERMS . . . . . . .  5

FUND PERFORMANCE . . . . . . . . . .    2    FUND FACTS AND HIGHLIGHTS . . .  6

PORTFOLIO MANAGER Q&A. . . . . . . .    3    FINANCIAL STATEMENTS. . . . . .  8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                         TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                    ------------------      ---------------------------------------
                                                    THREE      SIX          ONE        THREE     FIVE      TEN
AS OF AUGUST 31, 1999                               MONTHS     MONTHS       YEAR       YEARS     YEARS     YEARS*
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Tax Exempt
   Money Market Fund                                0.75%      1.52%        3.06%      3.29%     3.36%     3.48%
IBC Money Fund Report National
   Tax Free Institutional Fund Average              0.70%      1.42%        2.88%      3.16%     3.25%     3.48%
Lipper Institutional Tax Exempt
   Money Market Fund Average                        0.71%      1.43%        2.90%      3.15%     3.25%     3.44%

AS OF JUNE 30, 1999
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Tax Exempt
   Money Market Fund                                0.78%      1.47%        3.12%      3.30%     3.35%     3.53%
IBC Money Fund Report National
   Tax Free Institutional Fund Average              0.73%      1.39%        2.95%      3.18%     3.25%     3.53%
Lipper Institutional Tax Exempt
   Money Market Fund Average                        0.73%      1.38%        2.95%      3.17%     3.24%     3.51%




*PERFORMANCE PRIOR TO AUGUST 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS) REFLECTS PERFORMANCE OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND, WHICH HAD A HIGHER EXPENSE RATIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. IBC MONEY FUND REPORT NATIONAL TAX FREE INSTITUTIONAL FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX-FREE MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC ORGANIZATION, INC. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with DICK OSWALD, VICE PRESIDENT, responsible for managing the master portfolio, in which the fund invests. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. In this capacity, he managed a portfolio invested in a broad range of fixed income securities including preferred stocks and tax-exempt bonds. Prior to CBS Inc., he was at Primerica Corporation and Price Waterhouse. Dick earned a BA from the University of Toronto and an MBA from the Rochester Institute of Technology, and is licensed as a CPA in New York State.

This interview was conducted on September 15, 1999, and represents Dick's views on that date.

WHAT FACTORS HAVE HAD THE GREATEST IMPACT ON THE TAX-EXEMPT MONEY MARKET OVER THE PAST YEAR?

DO: There have been two key influences on the tax-exempt money market over the past 12 months. Traditionally, the short-term tax-exempt market is affected by seasonal factors such as year-end balance sheet-related activity, tax-exempt coupon payment dates, and tax payment due dates. In the periods around year-end and April 15th there tends to be an outflow of assets from the market which causes rates to spike upwards. In April of this year, for example, short-term rates rose 100 basis points. The opposite happened on January 1st and July 1st when many municipal bonds pay interest. Much of this money flows into the short-term markets for immediate investment which pushes demand for short-term securities up and rates down.

In addition to the seasonality of this market, a dearth of supply in the past year has also helped to keep short-term rates low. As the economy continues to boom, more and more tax dollars have been flowing into the coffers of municipalities, reducing the need for short-term financing. This drop in issuance is particularly noticeable in the variable rate demand note (VRDN) sector, in which the portfolio is a regular investor.

HOW HAVE YOU HAD THE PORTFOLIO POSITIONED TO WEATHER THIS VOLATILITY?

DO: Staying liquid is the key to weathering the interest rate volatility. We are fortunate to have a relatively stable investor base; thus we can minimize liquidity - that is, reduce the amount of cash needed on hand - and can invest a bit farther out on the yield curve. To minimize liquidity, we reduce our holdings in the lowest yielding securities, usually those with the shortest term. This is particularly critical around the coupon payment dates mentioned above when inflows into tax-exempt money market instruments usually cause short-term rates to fall. As a result, we benefit from that rise.

TO WHAT DO YOU ATTRIBUTE THE FUND'S OUTPERFORMANCE IN THE PAST 12 MONTHS?

DO: Minimizing the lowest yielding securities in the portfolio, as well as anticipating the traditional rate movements and increasing the average life of the holdings, has been the main contributing factor to our out-performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

DO: We see several things happening in the coming months. First, we expect the lack of supply to continue, if not worsen. This, in turn, should cause the short end of the yield curve (1 day to 1 year) to steepen further. Second, we anticipate investors will want greater daily liquidity in response to growing concerns as Y2K approaches. The result of investors paying a premium for liquidity will be to drive short-term rates down in a rising rate environment. Additionally, issuers will be worried about potential Y2K problems and, as we are seeing in the taxable market, many issuers have set maturities for late January into February to avoid potential year-end complications.

IN LIGHT OF THIS FORECAST, HOW ARE YOU POSITIONING THE PORTFOLIO?

DO: We will keep duration on the shorter side in anticipation of further Fed hikes. We will continue to monitor our liquidity levels and selectively invest in attractive opportunities as issuers push the maturities of their short-term borrowings out past year-end.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. MorganInstitutional Tax Exempt Money Market Fund seeks to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

--------------------------------------------------------------------------------
INCEPTION DATE
07/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 8/31/99
$416,549,266

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 8/31/99
$2,064,489,689

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99


EXPENSE RATIO
The fund's current annual expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after fee waivers and reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-    VARIABLE RATE DEMAND NOTES 68.1%

-    COMMERCIAL PAPER 14.2%

-    TAX REVENUE ANTICIPATION NOTES 9.3%

-    REVENUE BONDS 3.5%

-    GENERAL OBLIGATIONS 2.3%

-    MANDATORY PUT BONDS 1.5%

-    REVENUE ANTICIPATION NOTES 1.1%


AVERAGE 7-DAY YIELD
3.01%*

AVERAGE MATURITY
49 days



*YIELDS ARE NET OF FEES, ASSUME REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 7-DAY YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state or local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $416,816,027
Receivable for Expense Reimbursements                    51,700
Prepaid Trustees' Fees                                      758
Prepaid Fund Services Fee                                   142
Prepaid Expenses and Other Assets                         2,841
                                                   ------------
    Total Assets                                    416,871,468
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       198,664
Shareholder Servicing Fee Payable                        35,503
Administrative Services Fee Payable                      15,982
Administration Fee Payable                                  508
Accrued Expenses                                         71,545
                                                   ------------
    Total Liabilities                                   322,202
                                                   ------------
NET ASSETS
Applicable to 416,557,910 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $416,549,266
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $416,557,372
Accumulated Net Realized Loss on Investment              (8,106)
                                                   ------------
    Net Assets                                     $416,549,266
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $17,785,835
Allocated Portfolio Expenses                                  (1,111,250)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                               16,674,585
FUND EXPENSES
Shareholder Servicing Fee                          $552,311
Administrative Services Fee                         147,085
Transfer Agent Fees                                  27,294
Professional Fees                                    18,179
Fund Services Fee                                    13,444
Printing Expenses                                    13,122
Registration Fees                                    11,082
Administration Fee                                    8,980
Trustees' Fees and Expenses                           8,009
Insurance Expense                                     2,105
Miscellaneous                                        12,518
                                                   --------
    Total Fund Expenses                             814,129
Less: Reimbursement/Waiver of Expenses             (809,338)
                                                   --------
NET FUND EXPENSES                                                  4,791
                                                             -----------
NET INVESTMENT INCOME                                         16,669,794
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                        1,189
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $16,670,983
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   AUGUST 31, 1999  AUGUST 31, 1998
                                                   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   16,669,794   $   16,998,901
Net Realized Gain on Investment Allocated from
  Portfolio                                                 1,189           16,861
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       16,670,983       17,015,762
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (16,669,794)     (16,998,901)
                                                   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold    2,747,991,156    3,041,853,798
Reinvestment of Dividends                              12,164,950       11,998,593
Cost of Shares of Beneficial Interest Redeemed     (2,937,899,271)  (2,750,521,384)
                                                   --------------   --------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                  (177,743,165)     303,331,007
                                                   --------------   --------------
    Total Increase (Decrease) in Net Assets          (177,741,976)     303,347,868
NET ASSETS
Beginning of Fiscal Year                              594,291,242      290,943,374
                                                   --------------   --------------
End of Fiscal Year                                 $  416,549,266   $  594,291,242
                                                   ==============   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                               FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------
                                                      1999         1998         1997         1996        1995
                                                   -----------  -----------  -----------  -----------  --------
NET ASSET VALUE, BEGINNING OF YEAR                  $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                    --------     --------     --------     --------    --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.0302       0.0339       0.0330       0.0331      0.0352
Net Realized Gain (Loss) on Investment               (0.0000)(a)    0.0000(a)   (0.0000)(a)   (0.0000)(a)  (0.0002)
                                                    --------     --------     --------     --------    --------
Total from Investment Operations                      0.0302       0.0339       0.0330       0.0331      0.0350
                                                    --------     --------     --------     --------    --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.0302)     (0.0339)     (0.0330)     (0.0331)    (0.0352)
                                                    --------     --------     --------     --------    --------

NET ASSET VALUE, END OF YEAR                        $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                    ========     ========     ========     ========    ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                            3.06%        3.45%        3.35%        3.36%       3.57%
Net Assets, End of Year (in thousands)              $416,549     $594,291     $290,943     $163,569    $100,142
Ratios to Average Net Assets
  Net Expenses                                          0.20%        0.22%        0.29%        0.35%       0.35%
  Net Investment Income                                 3.02%        3.37%        3.29%        3.28%       3.49%
  Expenses without reimbursement/waiver                 0.35%        0.35%        0.39%        0.42%       0.50%

--------------------------
(a) Less than $0.0001.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Tax Exempt Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992 .The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund's inception date was July 12, 1993.

The fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (20% at August 31, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) For federal income tax purposes, the fund utilized its capital loss carryforward of $7,763, to offset capital gains.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

   g) The fund incurred approximately $15,087 of realized long term capital losses in the period from November 1, 1998 to August 31, 1999. These losses were deferred for tax purposes until September 1, 1999.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust, and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1999, the fee for these services amounted to $8,980.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorportated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1999, the fee for these services amounted to $147,085.

      J.P. Morgan has agreed to waive and/or reimburse all fund expenses (except for those allocated to the fund by the portfolio, and extraordinary expenses). J.P. Morgan will not waive/reimburse fund expenses if such waiver/reimbursement would cause total operating expenses to be less than 0.20%, and in no case will total operating expenses exceed 0.25%. Prior to June 1, 1999, this limit was 0.35%. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan. For the fiscal year ended August 31, 1999, J.P. Morgan has agreed to reimburse the fund $809,338 for expenses under these arrangements.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------
      at an annual rate of 0.10% of the average daily net assets of the fund. For the period September 1, 1998 through February 28, 1999, the fee of $319,515 for these services was waived and for the period March 1, 1999 through August 31, 1999, the fee of $232,796 for these services was paid.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $13,444 for the fiscal year ended August 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,600.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Tax Exempt Money Market Fund (one of the series constituting part of the J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 19, 1999

THE TAX EXEMPT MONEY MARKET PORTFOLIO

ANNUAL REPORT AUGUST 31, 1999

(The following pages should be read in conjunction with J.P. Morgan Institutional Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
--------------    -------------------------------------------------  ------------   ------------   -------   ---------------
ALABAMA (2.7%)
$      21,300     Birmingham-Carraway Special Care Facilities
                    Financing Authority, (Carraway Methodist
                    Health, Series A, due 08/15/28), LOC Amsouth
                    Bank...........................................         VRDN       09/01/99(a)  3.300%   $   21,300,000
        8,800     Columbia Industrial Development Board, (PCR,
                    Alabama Power Co. Project, Refunding, Series C,
                    due 10/01/22)..................................         VRDN       09/01/99(a)  3.100         8,800,000
        4,450     Columbia Industrial Development Board, (PCR,
                    Alabama Power Co. Project, Refunding, Series D,
                    due 10/01/22)..................................         VRDN       09/01/99(a)  3.100         4,450,000
       21,050     West Jefferson Industrial Development Board,
                    (PCR, Refunding, Alabama Power Co. Project, due
                    06/01/28)......................................         VRDN       09/01/99(a)  2.850        21,050,000
                                                                                                             --------------
                                                                                                                 55,600,000
                                                                                                             --------------

ALASKA (0.9%)
       15,630     Alaska State Housing Finance Corp., (Series C,
                    due 06/01/26)..................................         VRDN       09/01/99(a)  3.300        15,630,000
        2,200     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series A, due
                    12/01/33)......................................         VRDN       09/01/99(a)  2.700         2,200,000
        1,200     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series B, due
                    12/01/33)......................................         VRDN       09/01/99(a)  2.700         1,200,000
                                                                                                             --------------
                                                                                                                 19,030,000
                                                                                                             --------------

ARIZONA (1.5%)
        7,700     Apache County, (Industrial Development Authority,
                    Tuscon Electric Power Co., Springerville
                    Project, due 12/01/20), LOC Toronto Dominion
                    Bank...........................................         VRDN       09/01/99(a)  3.500         7,700,000
        4,700     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., due 12/01/14), LOC Barclays
                    Bank...........................................         VRDN       09/01/99(a)  3.300         4,700,000
       11,000     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., Series A, due 07/01/14).....         VRDN       09/01/99(a)  3.300        11,000,000
        8,850     Maricopa County Pollution Control Corp., (PCR,
                    Refunding, Series D, due 05/01/29), LOC Bank of
                    America........................................         VRDN       09/01/99(a)  2.750         8,850,000
                                                                                                             --------------
                                                                                                                 32,250,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
CALIFORNIA (3.6%)
$       6,700     California State Economic Development Financing
                    Authority, (Independent System, Series C, due
                    04/01/08)......................................         VRDN       09/01/99(a)  2.550%   $    6,700,000
        6,070     California Statewide Community Development
                    Authority......................................           RB       09/30/99     3.350         6,069,813
       21,300     Contra Costa County..............................           RB       10/01/99     3.350        21,300,000
          400     Irvine Ranch, (Refunding, Water District, Series
                    A, due 05/01/09), LOC Bank of America..........         VRDN       09/01/99(a)  2.550           400,000
       14,190     Los Angeles County Schools Pooled Financing
                    Program........................................           GO       09/30/99     3.350        14,188,441
       21,500     Los Angeles Regional Airports Improvement Corp.,
                    (Lease Revenue, due 12/01/25), LOC Societe
                    Generale.......................................         VRDN       09/01/99(a)  3.100        21,500,000
        3,880     San Diego, (Area Local Government)...............           RB       09/30/99     3.350         3,879,667
                                                                                                             --------------
                                                                                                                 74,037,921
                                                                                                             --------------

COLORADO (1.3%)
        4,025     Denver City & County Airport, (Series 13, due
                    11/01/23)......................................         VRDN       09/01/99(a)  3.400         4,025,000
       18,140     Denver City & County Airport, (Series A16, due
                    11/15/23)......................................         VRDN       09/01/99(a)  3.450        18,140,000
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Bank of America................................         VRDN       09/01/99(a)  3.350         5,000,000
                                                                                                             --------------
                                                                                                                 27,165,000
                                                                                                             --------------

DISTRICT OF COLUMBIA (1.4%)
       20,000     District of Columbia, (The American University
                    Issue, due 10/01/15), LOC Deutsche Bank........         VRDN       09/01/99(a)  3.300        20,000,000
        8,980     Metropolitan Washington D.C. Airports Authority,
                    (Airport System Revenue Series AII, due
                    10/01/29)......................................         VRDN       11/26/99(a)  3.550         8,980,000
                                                                                                             --------------
                                                                                                                 28,980,000
                                                                                                             --------------

FLORIDA (2.7%)
        5,800     Citrus Park Community Development District,
                    (Florida Capital Improvement Project, due
                    11/01/16), LOC Dresdner Bank...................         VRDN       09/01/99(a)  3.300         5,800,000
       22,900     Dade County Water & Sewer System Revenue, (due
                    10/05/22), FGIC Insured........................         VRDN       09/01/99(a)  3.200        22,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
FLORIDA (CONTINUED)
$       1,100     Dade County Industrial Development Authority,
                    (PCR, Florida Power & Light Co. Project,
                    Refunding, due 04/01/20).......................         VRDN       09/01/99(a)  2.800%   $    1,100,000
       10,765     Florida, (Dept. of Transportation, due
                    07/01/13)......................................         VRDN       09/02/99(a)  3.320        10,765,000
        5,700     Florida Municipal Power Agency, (Refunding, Sub-
                    Stanton II Project, due 10/01/27), AMBAC
                    Insured........................................         VRDN       09/02/99(a)  3.250         5,700,000
        1,100     Jacksonville, (PCR, Refunding, Florida Power &
                    Light Co. Project, due 05/01/29)...............         VRDN       09/01/99(a)  2.800         1,100,000
        2,900     St. Lucie County, (PCR, Refunding, Florida Power
                    & Light Co. Project, due 03/01/27).............         VRDN       09/01/99(a)  2.800         2,900,000
        4,800     Tampa Occupational License Tax, (Series A, due
                    10/01/18), FGIC Insured........................         VRDN       09/01/99(a)  3.300         4,800,000
                                                                                                             --------------
                                                                                                                 55,065,000
                                                                                                             --------------

GEORGIA (7.9%)
        8,400     Bartow County Development Authority, (PCR,
                    Georgia Power Co., 1st Series, due 06/01/23)...         VRDN       09/01/99(a)  2.850         8,400,000
       20,400     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project -1st Series, due
                    04/01/32)......................................         VRDN       09/01/99(a)  2.850        20,400,000
        8,050     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-4th Series, due
                    09/01/25)......................................         VRDN       09/01/99(a)  2.850         8,050,000
       12,650     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-4th Series, due
                    07/01/24)......................................         VRDN       09/01/99(a)  3.100        12,650,000
        8,250     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-5th Series, due
                    07/01/24)......................................         VRDN       09/01/99(a)  3.100         8,250,000
       27,500     Burke County Development Authority, (PCR,
                    Oglethorpe Power Corp., Series A, due
                    01/01/19), FGIC Insured........................         VRDN       09/01/99(a)  3.200        27,500,000
       12,475     Coweta County Development Authority, (PCR,
                    Georgia Power Co., Yates Plant Project, due
                    03/01/24)......................................         VRDN       09/01/99(a)  2.850        12,475,000
        4,000     DeKalb County Development Authority Revenue,
                    (Metro Atlanta YMCA Project, due 06/01/20), LOC
                    Wachovia Bank of Georgia.......................         VRDN       09/01/99(a)  3.250         4,000,000
       27,098     Georgia Municipal Association, (Pool Bond
                    Certificates, due 12/15/20), MBIA Insured......         VRDN       09/01/99(a)  3.300        27,098,190

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
GEORGIA (CONTINUED)
$         800     Heard County Development Authority, (PCR, Georgia
                    Power Co., Wansley Project, due 09/01/29)......         VRDN       09/01/99(a)  2.850%   $      800,000
       14,815     Metropolitan Atlanta Rapid Transit Authority,
                    (Sales Tax Revenue, due 07/01/20)..............         VRDN       09/02/99(a)  3.320        14,815,000
        4,900     Monroe County Development Authority, (PCR,
                    Georgia Power Co., Scherer Project, due
                    09/01/29)......................................         VRDN       09/01/99(a)  2.850         4,900,000
        5,250     Monroe County Development Authority, (PCR,
                    Georgia Power Co., Scherer Project-2nd Series,
                    due 07/01/25)..................................         VRDN       09/01/99(a)  3.100         5,250,000
        1,200     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Branch Project, due
                    03/01/24)......................................         VRDN       09/01/99(a)  2.850         1,200,000
        4,100     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Branch Project, due
                    04/01/32)......................................         VRDN       09/01/99(a)  3.100         4,100,000
        3,500     Putnam County Development Authority, (PCR,
                    Georgia Power Co., 1st Series, due 06/01/23)...         VRDN       09/01/99(a)  2.850         3,500,000
                                                                                                             --------------
                                                                                                                163,388,190
                                                                                                             --------------

ILLINOIS (7.5%)
       30,000     Chicago, (Putable, due 01/26/01), LOC
                    Westduetsche Landesbank........................           MP       01/27/00(a)  2.950        29,998,278
       10,000     Chicago, (MFHR, Waveland Association Project A,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        10,000,000
       10,000     Chicago, (MFHR, Waveland Association Project B,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        10,000,000
        3,000     Chicago, (MFHR, Waveland Association Project C,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,000,000
        3,300     Chicago, (MFHR, Waveland Association Project D,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,300,000
        3,000     Chicago, (MFHR, Waveland Association Project E,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350         3,000,000
       12,600     Chicago, (MFHR, Waveland Association Project F,
                    due 11/01/10), LOC Swiss Bank..................         VRDN       09/01/99(a)  3.350        12,600,000
        5,800     Chicago, (O'Hare International Airport, General
                    Airport, 2nd Lien, Series A, due 01/01/15), LOC
                    Societe Generale...............................         VRDN       09/01/99(a)  3.300         5,800,000
        4,360     Chicago, (O'Hare International Airport, General
                    Airport, 2nd Lien, Series B, due 01/01/15), LOC
                    Societe Generale...............................         VRDN       09/01/99(a)  3.300         4,360,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
ILLINOIS (CONTINUED)
$      10,000     Illinois Development Finance Authority, (Chicago
                    Symphony Project, due 06/01/31), LOC Bank of
                    America........................................         VRDN       09/01/99(a)  3.200%   $   10,000,000
        5,200     Illinois Development Finance Authority, (PCR,
                    Illinois Power Co. Project, Series B, due
                    11/01/28), LOC ABN AMRO Bank...................         VRDN       09/02/99(a)  3.300         5,200,000
        2,100     Illinois Development Finance Authority,
                    (Refunding, Olin Corp. Project, Series A, due
                    06/01/04), LOC Wachovia Bank of South
                    Carolina.......................................         VRDN       09/01/99(a)  2.850         2,100,000
        4,340     Illinois Development Finance Authority,
                    (Refunding, Olin Corp. Project, Series D, due
                    03/01/16), LOC Wachovia Bank of South
                    Carolina.......................................         VRDN       09/01/99(a)  2.850         4,340,000
       16,900     Illinois Educational Facilities Authority,
                    (University Pooled Financing Program, due
                    12/01/05), FGIC Insured........................         VRDN       09/01/99(a)  3.200        16,900,000
        5,905     Illinois Health Facilities Authority, (Loyola
                    University Health System, Series B, due
                    07/01/24), MBIA Insured........................         VRDN       09/01/99(a)  3.200         5,905,000
        3,000     Illinois Toll Highway Authority, (Refunding,
                    Series B, due 01/01/10), LOC Societe
                    Generale.......................................         VRDN       09/01/99(a)  3.200         3,000,000
        3,500     Joliet, (Regional Port District, Refunding, Exxon
                    Project, due 10/01/24).........................         VRDN       09/01/99(a)  2.700         3,500,000
        9,745     Metropolitan Pier & Exposition Authority,
                    (Dedicated State Tax Revenue, due 12/15/19)....         VRDN       09/02/99(a)  3.540         9,745,000
       10,000     Regional Transportation Authority, (due
                    06/01/25)......................................         VRDN       09/02/99(a)  3.320        10,000,000
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, due 12/15/26), LOC Bank One Texas.....         VRDN       09/01/99(a)  3.400         3,000,000
                                                                                                             --------------
                                                                                                                155,748,278
                                                                                                             --------------

INDIANA (4.6%)
       80,858     Indiana Office Building Commission...............           CP       09/27/99     3.200        80,858,000
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.
                    Project, Series A, due 08/01/14), LOC Swiss
                    Bank...........................................         VRDN       09/01/99(a)  3.350         4,050,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
INDIANA (CONTINUED)
$       3,000     Rockport, (PCR, Refunding, AEP Generating Co.
                    Project, Series B, due 07/01/25), AMBAC
                    Insured........................................         VRDN       09/01/99(a)  2.750%   $    3,000,000
        6,200     South Bend Redevelopment Authority, (Rental-
                    College Football, due 02/01/19), LOC Landesbank
                    Hessen.........................................         VRDN       09/01/99(a)  3.200         6,200,000
                                                                                                             --------------
                                                                                                                 94,108,000
                                                                                                             --------------

KANSAS (0.4%)
        5,000     Burlington, (PCR, Series A7, due 06/01/31).......         VRDN       09/01/99(a)  3.400         5,000,000
        4,300     Burlington, (PCR, Series A26, due 06/01/31)......         VRDN       09/01/99(a)  3.400         4,300,000
                                                                                                             --------------
                                                                                                                  9,300,000
                                                                                                             --------------

KENTUCKY (3.5%)
        8,460     Kentucky Asset / Liability Commission............           CP       10/13/99     3.350         8,460,000
       23,500     Kentucky Asset / Liability Commission, (General
                    Fund Revenue Project)..........................          RAN       11/01/99     3.500        23,518,527
       25,000     Kentucky Asset / Liability Commission, (General
                    Fund Revenue Project, Series A)................         TRAN       06/28/00     4.250        25,173,925
       13,880     Kentucky Turnpike Authority, (Resource Recovery,
                    Series 17, due 07/01/03).......................         VRDN       09/01/99(a)  3.400        13,880,000
        2,100     Mayfield, (Multi-City Lease Revenue, Kentucky
                    League of Cities Funding Trust, due 07/01/26),
                    LOC PNC Bank...................................         VRDN       09/01/99(a)  3.400         2,100,000
                                                                                                             --------------
                                                                                                                 73,132,452
                                                                                                             --------------

LOUISIANA (0.8%)
        1,700     Calcasieu Parish, (Industrial Development Board,
                    Refunding, Olin Corp. Project, Series B, due
                    02/01/16), LOC Wachovia Bank...................         VRDN       09/01/99(a)  2.850         1,700,000
        1,900     East Baton Rouge Parish, (PCR, Refunding, Exxon
                    Project, due 11/01/19).........................         VRDN       09/01/99(a)  2.800         1,900,000
        7,000     Lake Charles Harbor & Terminal District,
                    (Reynolds Metals Co. Project, due 05/01/06),
                    LOC Canadian Imperial Bank.....................         VRDN       09/02/99(a)  3.300         7,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
LOUISIANA (CONTINUED)
$       1,700     Louisiana Offshore Terminal Authority, (Deepwater
                    Port Revenue, Refunding due 09/01/06), LOC
                    Suntrust Bank Nashville........................         VRDN       09/01/99(a)  2.700%   $    1,700,000
        3,960     Louisiana Public Facilities Authority, (Kenner
                    Hotel Ltd., due 12/01/15), LOC Deutsche Bank...         VRDN       09/01/99(a)  2.800         3,960,000
                                                                                                             --------------
                                                                                                                 16,260,000
                                                                                                             --------------

MARYLAND (1.2%)
        4,995     Maryland, (due 03/01/13).........................         VRDN       09/02/99(a)  3.320         4,995,000
       12,120     Montgomery County, (Consolidated Public
                    Improvement Bonds, due 05/01/18)...............         VRDN       09/02/99(a)  3.320        12,120,000
        8,200     Montgomery County Housing Opportunities
                    Commission, (MFHR, Grosvenor, Series A, due
                    07/15/07), FNMA Insured........................         VRDN       09/01/99(a)  3.300         8,200,000
                                                                                                             --------------
                                                                                                                 25,315,000
                                                                                                             --------------

MASSACHUSETTS (0.2%)
        4,400     Massachusetts Health & Education Facilities
                    Authority, (Harvard University, due
                    02/01/16)......................................         VRDN       09/01/99(a)  2.950         4,400,000
                                                                                                             --------------

MICHIGAN (0.4%)
        7,600     Michigan Strategic Fund Ltd., (Lutheran Homes of
                    Michigan Project, due 09/01/17), LOC NBD
                    Bank...........................................         VRDN       09/01/99(a)  3.200         7,600,000
                                                                                                             --------------

MINNESOTA (0.1%)
        2,700     Minnesota Public Facilities Authority, (Water
                    Pollution Control Revenue, due 03/01/15), LOC
                    Commerzbank....................................         VRDN       09/02/99(a)  3.340         2,700,000
                                                                                                             --------------

MISSISSIPPI (0.7%)
       11,155     Jackson County, (PCR, Refunding, Chevron Project,
                    due 12/01/16)..................................         VRDN       09/01/99(a)  2.700        11,155,000
        3,400     Jackson County, (PCR, Refunding, Chevron Project,
                    due 06/01/23)..................................         VRDN       09/01/99(a)  2.700         3,400,000
          100     Perry County, (PCR, Refunding, Leaf River Forest
                    Project, due 03/01/02), LOC Wachovia Bank......         VRDN       09/01/99(a)  2.700           100,000
                                                                                                             --------------
                                                                                                                 14,655,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
MISSOURI (0.5%)
$       8,310     Missouri, (due 08/01/20).........................         VRDN       09/02/99(a)  3.320%   $    8,310,000
        1,600     Missouri Environmental Improvement Authority &
                    Energy Resource Authority, (Refunding, Bayer
                    Corp. Project, due 03/01/09)...................         VRDN       09/01/99(a)  2.900         1,600,000
                                                                                                             --------------
                                                                                                                  9,910,000
                                                                                                             --------------

NEVADA (2.2%)
       19,900     Clark County, (Refunding, Airport Improvement
                    Revenue, Series A, due 07/01/12), MBIA
                    Insured........................................         VRDN       09/01/99(a)  3.200        19,900,000
        7,000     Las Vegas, Series A..............................           CP       09/09/99     3.100         7,000,000
        9,000     Las Vegas, Series A..............................           CP       10/07/99     3.350         9,000,000
        9,000     Nevada, (due 11/01/20)...........................         VRDN       09/02/99(a)  3.320         9,000,000
                                                                                                             --------------
                                                                                                                 44,900,000
                                                                                                             --------------

NEW JERSEY (1.5%)
       11,175     New Jersey.......................................           GO       02/01/00     4.000        11,228,111
       19,225     New Jersey Transportation Trust Fund, (due
                    12/15/14)......................................         VRDN       09/02/99(a)  3.240        19,225,000
                                                                                                             --------------
                                                                                                                 30,453,111
                                                                                                             --------------

NEW MEXICO (3.4%)
        9,620     Farmington, (PCR, Refunding, Arizona Public
                    Service Co., Series B, due 09/01/24), LOC
                    Barclays Bank PLC..............................         VRDN       09/01/99(a)  2.700         9,620,000
       60,000     New Mexico.......................................         TRAN       06/30/00     4.000        60,370,075
                                                                                                             --------------
                                                                                                                 69,990,075
                                                                                                             --------------

NEW YORK (10.2%)
        8,370     Metropolitan Transportation Authority, (Transit
                    Facilities Revenue Bonds, due 07/01/26)........         VRDN       09/02/99(a)  3.320         8,370,000
       11,120     New York City, (due 05/15/28)....................         VRDN       09/02/99(a)  3.320        11,120,000
        3,950     New York City, (Series B, due 10/01/22), FGIC
                    Insured........................................         VRDN       09/01/99(a)  3.500         3,950,000
        3,500     New York City, (Series B, Subseries B4, due
                    08/15/23), MBIA Insured........................         VRDN       09/01/99(a)  2.800         3,500,000
        5,000     New York City Municipal Water Finance Authority,
                    (Prerefunded, Water & Sewer Systems Revenue,
                    Series A), MBIA Insured........................           RB       06/15/00     7.250         5,227,876

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
NEW YORK (CONTINUED)
$      15,900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems, due 06/15/24), FSA
                    Insured........................................         VRDN       09/02/99(a)  3.290%   $   15,900,000
       24,290     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, due 06/15/26), MBIA
                    Insured........................................         VRDN       09/01/99(a)  3.350        24,290,000
       16,350     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series A, due
                    06/15/25), FGIC Insured........................         VRDN       09/01/99(a)  3.100        16,350,000
       15,000     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series A65, due
                    06/15/29)......................................         VRDN       09/01/99(a)  3.400        15,000,000
          800     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series C, due
                    06/15/22), FGIC Insured........................         VRDN       09/01/99(a)  2.800           800,000
       21,910     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Series C, due
                    06/15/23), FGIC Insured........................         VRDN       09/01/99(a)  2.800        21,910,000
       13,100     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Refunding,
                    Series G, due 06/15/24), FGIC Insured..........         VRDN       09/01/99(a)  2.700        13,100,000
        7,000     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, Series 10, due
                    06/15/26), FSA Insured.........................         VRDN       09/01/99(a)  3.400         7,000,000
        6,960     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems, Series 11, due
                    06/15/26), FSA Insured.........................         VRDN       09/01/99(a)  3.350         6,960,000
        3,500     New York State Energy, (Reseach & Development
                    Authority, Facilities, Series 19, due
                    08/15/20), AMBAC Insured.......................         VRDN       09/01/99(a)  3.350         3,500,000
       23,200     New York State Local Government Assistance
                    Corporation, (due 04/01/20)....................         VRDN       09/02/99(a)  3.320        23,200,000
        8,140     New York State Medical Care Facilities Finance
                    Agency, (due 02/15/29).........................         VRDN       09/02/99(a)  3.330         8,140,000
        5,000     New York State Urban Development Corp.,
                    (Correctional Facilities Service, Contract
                    Revenue Bonds, due 01/01/28)...................         VRDN       09/02/99(a)  3.320         5,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
NEW YORK (CONTINUED)
$       5,000     New York State Urban Development Corp.,
                    (Series SG-33, due 01/01/25)...................         VRDN       09/02/99(a)  3.320%   $    5,000,000
       13,090     Port Authority of New York & New Jersey, (due
                    12/01/14)......................................         VRDN       09/08/99(a)  3.677        13,090,000
                                                                                                             --------------
                                                                                                                211,407,876
                                                                                                             --------------

NORTH CAROLINA (4.9%)
        1,200     Charlotte, Airport Revenue, (Refunding, Series A,
                    due 07/01/16), MBIA Insured....................         VRDN       09/01/99(a)  3.200         1,200,000
        5,000     Greensboro Enterprise Systems, (Series B, due
                    06/01/22), LOC Credit Local De France..........         VRDN       09/01/99(a)  3.200         5,000,000
        9,100     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/20), LOC Wachovia Bank & Trust.......         VRDN       09/01/99(a)  3.250         9,100,000
        6,000     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/26), LOC Wachovia Bank...............         VRDN       09/01/99(a)  3.300         6,000,000
       10,310     North Carolina Educational Facilities Finance
                    Agency, (Elon College, due 01/01/21), LOC Bank
                    of America.....................................         VRDN       09/01/99(a)  3.200        10,310,000
        9,500     North Carolina Educational Facilities Finance
                    Agency, (Greensboro College, due 09/01/27), LOC
                    Bank of America................................         VRDN       09/01/99(a)  3.200         9,500,000
        1,170     North Carolina, (due 03/01/16)...................         VRDN       09/02/99(a)  3.360         1,170,000
        1,250     North Carolina, (due 04/01/17)...................         VRDN       09/02/99(a)  3.320         1,250,000
       27,075     North Carolina, (Public School Building Bonds,
                    Series A, due 03/01/11)........................         VRDN       09/02/99(a)  3.320        27,075,000
       11,605     North Carolina, (Public School Building Bonds,
                    due 04/01/11)..................................         VRDN       09/02/99(a)  3.320        11,605,000
       14,700     Wake County Industrial Facilities & Pollution
                    Control Financing Authority, (Refunding, Series
                    B, due 06/15/14), LOC Bank of New York.........         VRDN       09/01/99(a)  3.050        14,700,000
        4,000     Wake County Industrial Facilities & Pollution
                    Control Financing Authority, (Carolina Power &
                    Light Project, Series A, due 05/01/15), LOC
                    Wachovia Bank..................................         VRDN       09/02/99(a)  3.300         4,000,000
                                                                                                             --------------
                                                                                                                100,910,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
OHIO (0.9%)
$       4,900     Cleveland, (Income Tax Revenue, Refunding, due
                    05/15/24), AMBAC Insured.......................         VRDN       09/01/99(a)  3.300%   $    4,900,000
        5,300     Hamilton County, (Hospital Facilities Revenue,
                    Health Alliance, Series A, due 01/01/18), MBIA
                    Insured........................................         VRDN       09/02/99(a)  3.300         5,300,000
        8,000     Warren County (Health Care Facilities Revenue,
                    Refunding & Improvement, Otterbein, Series A,
                    due 07/01/21), LOC Fifth Third Bank............         VRDN       09/01/99(a)  3.250         8,000,000
                                                                                                             --------------
                                                                                                                 18,200,000
                                                                                                             --------------

PENNSYLVANIA (2.3%)
       21,075     Delaware Valley Regional Finance Authority, (Mode
                    1, due 08/01/16), LOC Credit Suisse First
                    Boston.........................................         VRDN       09/01/99(a)  3.250        21,075,000
       15,800     Delaware Valley Regional Finance Authority,
                    (Series C, due 12/01/20), LOC Credit Suisse
                    First Boston...................................         VRDN       09/01/99(a)  3.250        15,800,000
        4,500     Delaware Valley Regional Finance Authority,
                    (Series D, due 12/01/20), LOC Credit Suisse
                    First Boston...................................         VRDN       09/01/99(a)  3.250         4,500,000
        4,975     Pennsylvania Intergovernmental Authority,
                    (Special Tax Revenue, due 12/15/11)............         VRDN       09/02/99(a)  3.340         4,975,000
                                                                                                             --------------
                                                                                                                 46,350,000
                                                                                                             --------------

SOUTH CAROLINA (1.7%)
       21,500     Greenville County School District................           GO       03/01/00     3.500        21,559,478
       11,100     South Carolina Public Service Authority, (due
                    01/01/25)......................................         VRDN       09/01/99(a)  3.400        11,100,000
        1,750     South Carolina, (State Highway Bonds, due
                    05/01/16)......................................         VRDN       09/02/99(a)  3.320         1,750,000
                                                                                                             --------------
                                                                                                                 34,409,478
                                                                                                             --------------

TENNESSEE (0.3%)
        3,600     Bradley County Industrial Development Board,
                    (Olin Corp. Project, Series C, due 11/01/17),
                    LOC Wachovia Bank..............................         VRDN       09/01/99(a)  2.850         3,600,000
        2,300     Tennessee, (Series C, due 07/02/01)..............         VRDN       09/01/99(a)  3.200         2,300,000
                                                                                                             --------------
                                                                                                                  5,900,000
                                                                                                             --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
TEXAS (13.8%)
$      17,000     ABN AMRO Munitops Certificates Trust, (Series 6,
                    144A, due 03/07/07)............................         VRDN       09/01/99(a)  3.450%   $   17,000,000
       19,340     Austin Utilities Systems Revenue, (Municipal
                    Trust Receipts, due 05/15/20)..................         VRDN       09/02/99(a)  3.320        19,340,000
       12,918     Dallas Waterworks & Sewer System.................           CP       10/12/99     3.350        12,918,000
       11,738     Dallas Waterworks & Sewer System.................           CP       10/04/99     3.500        11,738,000
       10,000     El Paso Waterworks & Sewer System................           CP       02/15/00     3.550        10,000,000
        2,540     Gulf Coast Waste Disposal Authority, (PCR,
                    Refunding, Amoco Oil Co. Project, due
                    10/01/17)......................................         VRDN       09/01/99(a)  2.700         2,540,000
        2,560     Harris County Industrial Development Corp.,
                    (Refunding, Johann Haltermann Project, Series
                    A, due 04/01/08), LOC Chase Bank of Texas......         VRDN       09/02/99(a)  3.350         2,560,000
        1,915     Harris County Industrial Development Corp.,
                    (Refunding, Johann Haltermann Project, Series
                    B, due 04/01/08), LOC Chase Bank of Texas......         VRDN       09/02/99(a)  3.350         1,915,000
        3,400     Houston Water & Sewer Systems, (Series A29, due
                    12/01/15)......................................         VRDN       09/02/99(a)  3.400         3,400,000
       19,600     Houston Water & Sewer Systems, (Series SG-120,
                    due 12/01/23)..................................         VRDN       09/02/99(a)  3.320        19,600,000
       15,000     Houston Water & Sewer Systems....................           CP       10/04/99     3.400        15,000,000
       11,730     Houston Water & Sewer Systems....................           CP       10/06/99     3.100        11,730,000
       30,000     Houston Water & Sewer Systems....................           CP       10/19/99     3.450        30,000,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series A-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................         VRDN       09/01/99(a)  3.100           400,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series B-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................         VRDN       09/01/99(a)  3.100           400,000
        1,400     Lone Star Airport Improvement Authority, (Series
                    B-3, due 12/01/14), LOC Royal Bank of Canada...         VRDN       09/01/99(a)  3.100         1,400,000
       30,000     Lower Colorado River Authority, (Refunding,
                    Junior Lien, 3rd Supplement Series, due
                    01/01/13), MBIA Insured........................         VRDN       09/01/99(a)  3.200        30,000,000
        4,500     Mansfield Industrial Development Corp., (Pier 1
                    Import-Texas Inc. Project, due 11/01/26), LOC
                    Bank One Texas.................................         VRDN       09/01/99(a)  3.400         4,500,000
        3,900     Port Development Corp., (Refunding, Stolt Marine
                    Terminal Project, due 01/15/14), LOC Canadian
                    Imperial Bank..................................         VRDN       09/01/99(a)  3.250         3,900,000
          940     Texas Higher Education Authority Inc, (Series B,
                    due 02/01/25), FGIC Insured....................         VRDN       09/01/99(a)  3.300           940,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
TEXAS (CONTINUED)
$      14,800     Texas Public Financial Authority.................           CP       10/05/99     3.350%   $   14,800,000
       50,000     Texas, (Series A)................................         TRAN       08/31/00     4.500        50,385,500
       19,070     Texas, (Veterans Housing Assistance - Fund I, due
                    12/01/16), Veterans Administration Guaranteed..         VRDN       09/01/99(a)  3.200        19,070,000
        2,200     Waller County Industrial Development Corp., (IDR,
                    Refunding, Tubular Steel Project,),............         VRDN       09/01/99     3.200         2,200,000
                                                                                                             --------------
                                                                                                                285,736,500
                                                                                                             --------------

UTAH (3.6%)
        4,965     Carbon County, (PCR, Refunding, Pacificorp
                    Project, due 11/01/24), AMBAC Insured..........         VRDN       09/01/99(a)  2.750         4,965,000
       15,000     Intermountain Power Agency.......................           CP       09/15/99     3.200        15,000,000
       16,000     Intermountain Power Agency.......................           CP       10/08/99     3.400        16,000,000
       14,000     Intermountain Power Agency.......................           CP       11/03/99     3.250        14,000,000
       23,400     Intermountain Power Agency.......................           CP       11/10/99     3.300        23,400,000
                                                                                                             --------------
                                                                                                                 73,365,000
                                                                                                             --------------

VERMONT (0.3%)
        6,200     Vermont Student Loan Assistance Corp., (due
                    01/01/04), LOC National Westminster Bank.......         VRDN       09/01/99(a)  3.400         6,200,000
                                                                                                             --------------

VIRGINIA (1.4%)
       28,725     Fairfax County, (Economic Development Authority,
                    Series A-15, due 02/01/11).....................         VRDN       11/26/99(a)  3.300        28,725,000
                                                                                                             --------------

WASHINGTON (5.7%)
        1,100     King County, (due 12/01/13), LIQ FAC - Merrill
                    Lynch..........................................         VRDN       09/02/99(a)  3.320         1,100,000
       10,100     Seattle, (Water System Revenue, due 09/01/25),
                    LOC Bayerische Landesbank......................         VRDN       09/01/99(a)  3.300        10,100,000
       13,595     Washington Public Power Supply Systems, (Nuclear
                    Project No. 1, due 07/01/17)...................         VRDN       09/02/99(a)  3.360        13,595,000
        5,600     Washington Public Power Supply Systems,
                    (Prerefunded, Nuclear Project No. 1, Series C,
                    due 07/01/08), FGIC Insured....................           RB       07/01/00(a)  7.750         5,905,150
       27,010     Washington Public Power Supply Systems,
                    (Prerefunded, Nuclear Project No. 2, Series A,
                    due 07/01/12)..................................           RB       07/01/00(a)  7.375        28,396,496
       17,235     Washington Public Power Supply Systems,
                    (Refunding, Project No. 2, Series 2A-1, due
                    07/01/12), MBIA Insured........................         VRDN       09/01/99(a)  3.200        17,235,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
WASHINGTON (CONTINUED)
$       7,000     Washington, (Series SG-37, due 07/01/17).........         VRDN       09/02/99(a)  3.320%   $    7,000,000
       34,600     Washington, (Series VR-96A, due 06/01/20)........         VRDN       09/01/99(a)  3.250        34,600,000
                                                                                                             --------------
                                                                                                                117,931,646
                                                                                                             --------------

WEST VIRGINIA (0.0%)
          900     Marshall County, (Refunding, Bayer Corp. Project,
                    due 03/01/09)..................................         VRDN       09/01/99(a)  2.900           900,000
                                                                                                             --------------

WISCONSIN (1.0%)
        8,955     Wisconsin Health & Educational Facilities
                    Authority, (St. Luke's Medical Center,
                    Remarketed 03/10/97, due 12/01/17), LOC First
                    National Bank of Chicago.......................         VRDN       09/01/99(a)  3.200         8,955,000
       10,742     Wisconsin Student Loan...........................           CP       09/07/99     3.300        10,742,000
                                                                                                             --------------
                                                                                                                 19,697,000
                                                                                                             --------------

WYOMING (4.1%)
        4,400     Lincoln County, (PCR, Exxon Project, Series B,
                    due 11/01/14)..................................         VRDN       09/01/99(a)  3.050         4,400,000
        8,000     Lincoln County, (PCR, Exxon Project, Series C,
                    due 11/01/14)..................................         VRDN       09/01/99(a)  3.050         8,000,000
        8,700     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series A, due 07/01/15), LOC Credit
                    Suisse First Boston............................         VRDN       09/01/99(a)  3.200         8,700,000
        7,150     Sweetwater County, (PCR, Refunding, Pacificorp.
                    Project, Series B, due 01/01/14), LOC Canadian
                    Imperial Bank..................................         VRDN       09/01/99(a)  3.000         7,150,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                           SECURITY
   AMOUNT                                                               TYPE         MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                 (UNAUDITED)       DATE         RATE         VALUE
-------------     -------------------------------------------------  -----------    -----------    ------    --------------
WYOMING (CONTINUED)
$         900     Uinta County, (PCR, Refunding, Chevron Project,
                    due 08/15/20)..................................         VRDN       09/01/99(a)  2.700%   $      900,000
       55,000     Wyoming General Fund.............................         TRAN       06/27/00     4.000        55,287,493
                                                                                                             --------------
                                                                                                                 84,437,493
                                                                                                             --------------
                  TOTAL INVESTMENTS (COST $2,048,158,020) (99.2%).........................................    2,048,158,020
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)............................................       16,331,669
                                                                                                             --------------
                  NET ASSETS (100.0%).....................................................................   $2,064,489,689
                                                                                                             ==============

------------------------------
(a) The date listed under the heading maturity date represents an optional tender date or the next interest reset date. The final maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp.

CP - Commercial Paper.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Securities Assistance.

GO - General Obligation.

IDR - Industrial Development Revenue.

LIQ FAC - Liquid Facility.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MFHR - Multi-family Housing Revenue.

MP - Mandatory Put.

PCR - Pollution Control Revenue.

RAN - Revenue Anticipation Note.

RB - Revenue Bond.

TAN - Tax Anticipation Note.

TRAN - Tax Revenue Anticipation Note.

VRDN - Variable Rate Demand Note.

144 A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,048,158,020
Cash                                                      451,033
Receivable for Investments Sold                        55,359,304
Interest Receivable                                    11,339,954
Prepaid Trustees' Fees                                      2,765
Prepaid Fund Services Fee                                     667
Prepaid Expenses and Other Assets                           8,592
                                                   --------------
    Total Assets                                    2,115,320,335
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      50,385,500
Advisory Fee Payable                                      260,810
Custody Fee Payable                                        82,872
Administrative Services Fee Payable                        44,595
Administration Fee Payable                                  1,473
Accrued Expenses                                           55,396
                                                   --------------
    Total Liabilities                                  50,830,646
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,064,489,689
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $65,736,635
EXPENSES
Advisory Fee                                       $3,052,997
Administrative Services Fee                           542,467
Custodian Fees and Expenses                           366,669
Professional Fees and Expenses                         54,080
Fund Services Fee                                      46,121
Trustees' Fees and Expenses                            22,086
Administration Fee                                     20,175
Insurance Expense                                       6,448
Miscellaneous                                           8,166
                                                   ----------
    Total Expenses                                                 4,119,209
                                                                 -----------
NET INVESTMENT INCOME                                             61,617,426
NET REALIZED LOSS ON INVESTMENTS                                     (34,717)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $61,582,709
                                                                 ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1999   AUGUST 31, 1998
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   61,617,426    $   57,780,944
Net Realized Gain (Loss) on Investments                   (34,717)           58,974
                                                   --------------    --------------
    Net Increase in Net Assets Resulting from
      Operations                                       61,582,709        57,839,918
                                                   --------------    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       9,900,983,737     8,287,690,613
Withdrawals                                        (9,742,212,684)   (7,897,457,444)
                                                   --------------    --------------
    Net Increase from Investors' Transactions         158,771,053       390,233,169
                                                   --------------    --------------
    Total Increase in Net Assets                      220,353,762       448,073,087
NET ASSETS
Beginning of Fiscal Year                            1,844,135,927     1,396,062,840
                                                   --------------    --------------
End of Fiscal Year                                 $2,064,489,689    $1,844,135,927
                                                   ==============    ==============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             AUGUST 31,
                                                   --------------------------------
                                                   1999   1998   1997   1996   1995
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.20%  0.22%  0.24%  0.25%  0.25%
  Net Investment Income                            3.00%  3.38%  3.34%  3.40%  3.61%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998, the portfolio's investment advisor is J.P. Morgan Investment Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended August 31, 1999, such fees amounted to $3,052,997.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1999
--------------------------------------------------------------------------------
      allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1999, the fee for these services amounted to $20,175.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended August 31, 1999, the fee for these services amounted to $542,467.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $46,121 for the fiscal year ended August 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,800.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "portfolio") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
October 19, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:
          INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM-: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.
IM0639-I



J.P. MORGAN
INSTITUTIONAL
TAX EXEMPT
MONEY MARKET
FUND




ANNUAL REPORT
AUGUST 31, 1999